Advance Operating Lease Payments - Summary of Advance Operating Lease Payments (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Operating Lease by Lessee [abstract]
Land use rights	¥ 58,858	¥ 55,095
Advance lease payments	19,382	18,801
Total	¥ 78,240	¥ 73,896	[1]

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated (see Note 3(aa)).